11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
	March 31, 2014	December 31, 2013
Advisory and professional costs	$71,387	$172,051
Travel and hotel costs	-	15,272
Development costs	10,577	10,063
Management fee	22,784	-
Interest	9,361	8,451
Wage tax' return	21,631	15,177
Holiday pay allowance/Net salary	6,080	17,648
Other current liabilities	23,512	18,266
	$165,332	$256,928

	December 31,
	2013	2012
Advisory costs	$172,051	$-
Travel and hotel costs	15,272	-
Development costs	10,063	-
Management fee	-	36,057
Interest	8,451	4,557
Wage tax' return	15,177	-
Holiday pay allowance/Net salary	17,648	1,611
Other current liabilities	18,266	16,045
	$256,928	$58,270